Document and Entity Information	0 Months Ended
Aug. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2014
Registrant Name	SCHRODER SERIES TRUST
Central Index Key	0000908802
Amendment Flag	false
Document Creation Date	Dec. 18, 2014
Document Effective Date	Dec. 19, 2014
Prospectus Date	Dec. 19, 2014
SCHRODER EMERGING MARKET EQUITY FUND | SCHRODER EMERGING MARKET EQUITY FUND - INVESTOR CLASS
Risk/Return:
Trading Symbol	SEMNX
SCHRODER EMERGING MARKET EQUITY FUND | SCHRODER EMERGING MARKET EQUITY FUND - ADVISOR CLASS
Risk/Return:
Trading Symbol	SEMVX
SCHRODER EMERGING MARKET EQUITY FUND | SCHRODER EMERGING MARKET EQUITY FUND - R6 Shares
Risk/Return:
Trading Symbol	SEMTX
Schroder Emerging Markets Multi-Cap Equity Fund | Advisor Shares
Risk/Return:
Trading Symbol	SMEVX
Schroder Emerging Markets Multi-Cap Equity Fund | Investor Shares
Risk/Return:
Trading Symbol	SMENX
Schroder Emerging Markets Multi-Cap Equity Fund | Schroder Emerging Markets Multi-Cap Equity Fund - R6 Shares
Risk/Return:
Trading Symbol	SMETX
Schroder International Multi-Cap Value Fund | Schroder International Multi-Cap Value Fund Investor Shares
Risk/Return:
Trading Symbol	SIDNX
Schroder International Multi-Cap Value Fund | Schroder International Multi-Cap Value Fund Advisor Shares
Risk/Return:
Trading Symbol	SIDVX
Schroder International Multi-Cap Value Fund | Schroder International Multi-Cap Value Fund - R6 Shares
Risk/Return:
Trading Symbol	SIDRX
SCHRODER US SMALL & MID-CAP OPPORTUNITIES FUND | SCHRODER US SMALL & MID CAP OPPORTUNITIES FUND - INVESTOR CLASS
Risk/Return:
Trading Symbol	SMDIX
SCHRODER US SMALL & MID-CAP OPPORTUNITIES FUND | SCHRODER US SMALL & MID CAP OPPORTUNITIES FUND - ADVISOR CLASS
Risk/Return:
Trading Symbol	SMDVX
SCHRODER US SMALL & MID-CAP OPPORTUNITIES FUND | SCHRODER US SMALL & MID-CAP OPPORTUNITIES FUND - R6 SHARES
Risk/Return:
Trading Symbol	SMDRX
Schroder Global Multi-Asset Income Fund | Advisor Shares
Risk/Return:
Trading Symbol	SGMVX
Schroder Global Multi-Asset Income Fund | Investor Shares
Risk/Return:
Trading Symbol	SGMNX
Schroder Global Multi-Asset Income Fund | Schroder Global Multi-Asset Income Fund - R6 Shares
Risk/Return:
Trading Symbol	SMGRX
Schroder Broad Tax-Aware Value Bond Fund | Investor Shares
Risk/Return:
Trading Symbol	STWTX
Schroder Broad Tax-Aware Value Bond Fund | Schroder Broad Tax-Aware Value Bond Fund - Advisor Shares
Risk/Return:
Trading Symbol	STWVX
Schroder Emerging Markets Multi-Sector Bond Fund | Advisor Shares
Risk/Return:
Trading Symbol	SMSVX
Schroder Emerging Markets Multi-Sector Bond Fund | Investor Shares
Risk/Return:
Trading Symbol	SMSNX
Schroder Emerging Markets Multi-Sector Bond Fund | Schroder Emerging Markets Multi-Sector Bond Fund - R6 Shares
Risk/Return:
Trading Symbol	SMSRX
Schroder Global Strategic Bond Fund | Advisor Shares
Risk/Return:
Trading Symbol	SGBVX
Schroder Global Strategic Bond Fund | Investor Shares
Risk/Return:
Trading Symbol	SGBNX
Schroder Global Strategic Bond Fund | Schroder Global Strategic Bond Fund - R6 Shares
Risk/Return:
Trading Symbol	SGBJX
Schroder Long Duration Investment-Grade Bond Fund | Investor Shares
Risk/Return:
Trading Symbol	STWLX
SCHRODER TOTAL RETURN FIXED INCOME FUND | SCHRODER TOTAL RETURN FIXED INCOME FUND - INVESTOR CLASS
Risk/Return:
Trading Symbol	SBBIX
SCHRODER TOTAL RETURN FIXED INCOME FUND | SCHRODER TOTAL RETURN FIXED INCOME FUND - ADVISOR CLASS
Risk/Return:
Trading Symbol	SBBVX
Schroder Absolute Return EMD and Currency Fund | Advisor Class
Risk/Return:
Trading Symbol	SARVX
Schroder Absolute Return EMD and Currency Fund | Investor Class
Risk/Return:
Trading Symbol	SARNX
Schroder Absolute Return EMD and Currency Fund | SCHRODER ABSOLUTE RETURN EMD AND CURRENCY FUND - R6 Shares
Risk/Return:
Trading Symbol	SARRX